UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-07460

Exact name of registrant as specified in charter:	Delaware Investments® Dividend and Income Fund, Inc.

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2012

Item 1. Reports to Stockholders

Semiannual Report	Delaware Investments® Dividend and Income Fund, Inc.

May 31, 2012

The figures in the semiannual report for Delaware Investments Dividend and Income Fund, Inc. represent past results, which are not a guarantee of future results. A rise or fall in interest rates can have a significant impact on bond prices. Funds that invest in bonds can lose their value as interest rates rise.

Closed-end fund

Table of contents

Security type/sector allocation and top 10 equity holdings	1
Statement of net assets	3
Statement of operations	11
Statements of changes in net assets	12
Statement of cash flows	13
Financial highlights	14
Notes to financial statements	15
Other Fund information	23
About the organization	27

Unless otherwise noted, views expressed herein are current as of May 31, 2012, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services are provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2012 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Security type/sector allocation and
top 10 equity holdings

Delaware Investments® Dividend and Income Fund, Inc.
As of May 31, 2012

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Percentage
Security type/Sector	of Net Assets
Common Stock	69.78%
Consumer Discretionary	3.83%
Consumer Staples	8.61%
Diversified REITs	0.19%
Energy	6.00%
Financials	7.93%
Healthcare	10.31%
Healthcare REITs	2.17%
Hotel REITs	0.77%
Industrial REITs	0.85%
Industrials	5.15%
Information Technology	6.46%
Mall REITs	2.50%
Materials	1.64%
Mixed REITs	1.08%
Mortgage REITs	0.43%
Multifamily REITs	1.53%
Office REITs	0.61%
Real Estate Management & Development	0.00%
Self-Storage REITs	0.87%
Shopping Center REITs	1.08%
Single Tenant REIT	0.20%
Specialty REITs	1.45%
Telecommunications	4.13%
Utilities	1.99%
Convertible Preferred Stock	2.66%
Convertible Bonds	10.74%
Capital Goods	1.24%
Communications	1.36%
Consumer Cyclical	1.07%
Consumer Non-Cyclical	1.62%
Energy	0.52%
Financials	1.28%
Industrials	0.31%
Insurance	0.08%
Real Estate	0.22%
Services	0.59%
Technology	2.45%
Corporate Bonds	42.57%
Automobiles	1.75%
Banking	1.03%
Basic Industry	6.47%
Capital Goods	2.33%
Communications	4.25%
Consumer Cyclical	2.73%
Consumer Non-Cyclical	1.04%
Energy	5.33%
Financials	1.44%
Healthcare	2.00%
Insurance	1.39%
Media	3.79%
Services	4.70%
Technology	3.33%
Utilities	0.99%
Senior Secured Loans	1.38%
Limited Partnership	0.26%
Preferred Stock	0.47%
Warrants	0.00%
Short-Term Investments	9.26%
Securities Lending Collateral	5.08%
Total Value of Securities	142.20%
Obligation to Return Securities Lending Collateral	(5.28%)
Borrowing Under Line of Credit	(37.10%)
Receivables and Other Assets Net of Other Liabilities	0.18%
Total Net Assets	100.00%

(continues)       1

Security type/sector allocation and
top 10 equity holdings

Delaware Investments® Dividend and Income Fund, Inc.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of Net Assets
Lowe’s	2.00%
AT&T	1.95%
Allstate	1.92%
Travelers	1.92%
Verizon Communications	1.92%
Simon Property Group	1.89%
Edison International	1.83%
Intel	1.82%
Merck	1.82%
Archer-Daniels-Midland	1.80%

Statement of net assets

Delaware Investments® Dividend and Income Fund, Inc.
May 31, 2012 (Unaudited)

	Number of
	Shares	Value
Common Stock – 69.78%
Consumer Discretionary – 3.83%
Comcast Class A	45,700	$1,321,187
† DIRECTV Class A	1,550	68,898
Lowe’s	57,000	1,523,040
		2,913,125
Consumer Staples – 8.61%
Archer-Daniels-Midland	43,000	1,370,840
CVS Caremark	29,200	1,312,248
Kimberly-Clark	17,000	1,348,950
Kraft Foods Class A	32,300	1,236,121
* Safeway	67,500	1,283,850
		6,552,009
Diversified REITs – 0.19%
Lexington Reality Trust	12,500	103,875
Nieuwe Steen Investments	269	2,070
Vornado Realty Trust	465	38,093
		144,038
Energy – 6.00%
Chevron	12,800	1,258,368
ConocoPhillips	17,800	928,448
Marathon Oil	38,600	961,526
† Phillips 66	3,900	117,117
Williams	42,700	1,303,631
		4,569,090
Financials – 7.93%
Allstate	43,100	1,462,814
Bank of New York Mellon	56,100	1,142,196
* Fifth Street Finance	28,741	273,327
Home Loan Servicing Solution	26,900	359,922
Marsh & McLennan	41,700	1,333,566
Travelers	23,400	1,462,266
		6,034,091
Healthcare – 10.31%
† Alliance HealthCare Services	7,323	7,616
Baxter International	23,000	1,164,260
Cardinal Health	31,900	1,320,022
Johnson & Johnson	21,200	1,323,516
Merck	36,900	1,386,701
Pfizer	61,189	1,338,203
Quest Diagnostics	22,900	1,303,010
		7,843,328
Healthcare REITs – 2.17%
HCP	3,850	157,234
Health Care REIT	7,660	424,900
LTC Properties	2,800	90,356
Omega Healthcare Investors	8,000	168,880
Ventas	13,797	811,540
		1,652,910
Hotel REITs – 0.77%
Ashford Hospitality Trust	9,000	76,950
DiamondRock Hospitality	12,300	122,262
LaSalle Hotel Properties	3,100	85,498
Summit Hotel Properties	37,600	299,672
		584,382
Industrial REITs – 0.85%
† First Industrial Realty Trust	26,400	314,952
ProLogis	1,080	34,538
STAG Industrial	21,700	298,375
		647,865
Industrials – 5.15%
† Delta Air Lines	24	290
† Flextronics International	4,400	28,248
Northrop Grumman	22,400	1,316,000
Raytheon	26,000	1,308,320
Waste Management	38,900	1,261,916
		3,914,774
Information Technology – 6.46%
Cisco Systems	64,900	1,059,817
Intel	53,700	1,387,608
Motorola Solutions	26,642	1,280,947
Xerox	164,500	1,187,690
		4,916,062
Mall REITs – 2.50%
General Growth Properties	4,429	74,186
Macerich	1,326	75,648
Pennsylvania Real Estate
Investment Trust	24,600	311,928
*† Rouse Properties	228	2,916
Simon Property Group	9,747	1,437,878
		1,902,556
Materials – 1.64%
duPont (E.I.) deNemours	25,900	1,249,934
=∏† PT Holdings	350	4
		1,249,938
Mixed REITs – 1.08%
Digital Realty Trust	7,550	534,314
DuPont Fabros Technology	4,100	104,509
Liberty Property Trust	2,300	79,741
PS Business Parks	1,600	105,424
		823,988
Mortgage REITs – 0.43%
Chimera Investment	20,100	56,280
Starwood Property Trust	13,500	270,540
		326,820
Multifamily REITs – 1.53%
Apartment Investment &
Management	12,119	328,061
Associated Estates Realty	6,100	96,441
BRE Properties	4,200	206,766
Camden Property Trust	2,950	192,075
Equity Residential	5,600	342,160
		1,165,503
Office REITs – 0.61%
Alstria Office REIT	23,400	227,761
Boston Properties	400	41,172
Brandywine Realty Trust	9,700	108,931
Government Properties
Income Trust	4,100	87,699
		465,563

(continues)       3

Statement of net assets

Delaware Investments® Dividend and Income Fund, Inc.

	Number of
	Shares	Value
Common Stock (continued)
Real Estate Management &
Development – 0.00%
† Howard Hughes	1	$60
		60
Self-Storage REITs – 0.87%
Extra Space Storage	2,800	79,408
Public Storage	4,350	580,595
		660,003
Shopping Center REITs – 1.08%
Equity One	6,800	135,048
Federal Realty Investment Trust	300	29,484
First Capital Realty	11,881	208,396
Kimco Realty	17,230	309,279
Ramco-Gershenson Properties Trust	5,200	61,932
Weingarten Realty Investors	3,000	76,740
		820,879
Single Tenant REIT – 0.20%
National Retail Properties	5,700	150,993
		150,993
Specialty REITs – 1.45%
Entertainment Properties Trust	2,420	99,873
Plum Creek Timber	5,785	211,153
Potlatch	4,125	118,223
Rayonier	2,500	107,425
Solar Capital	25,861	562,993
		1,099,667
Telecommunications – 4.13%
AT&T	43,400	1,482,978
=† Century Communications	500,000	0
France Telecom ADR	5,100	64,413
* Frontier Communications	33,800	126,412
† GeoEye	550	10,538
Verizon Communications	35,100	1,461,564
		3,145,905
Utilities – 1.99%
American Water Works	3,600	123,156
=† Calpine Corp Escrow Tracking	345,000	0
Edison International	30,900	1,389,264
† GenOn Energy	535	920
† Mirant (Escrow)	180,000	0
		1,513,340
Total Common Stock (cost $47,206,351)		53,096,889

Convertible Preferred Stock – 2.66%
* Apache 6.00%
exercise price $109.12,
expiration date 8/1/13	1,700	81,226
Aspen Insurance Holdings 5.625%
exercise price $29.28,
expiration date 12/31/49	6,522	357,487
El Paso Energy Capital Trust I 4.75%
exercise price $34.49,
expiration date 3/31/28	5,250	266,438
HealthSouth 6.50%
exercise price $30.50,
expiration date 12/31/49	288	281,592
Lucent Technologies Capital Trust I
7.75% exercise price $24.80,
expiration date 3/15/17	254	175,768
MetLife 5.00%
exercise price $44.27,
expiration date 9/4/13	3,225	189,179
PPL 9.50%
exercise price $28.80,
expiration date 7/1/13	4,800	258,240
SandRidge Energy 8.50%
exercise price $8.01,
expiration date 12/31/49	1,180	123,310
Wells Fargo 7.50%
exercise price $156.71,
expiration date 12/31/49	259	287,228
Total Convertible Preferred Stock
(cost $2,009,776)		2,020,468

	Principal
	Amount
Convertible Bonds – 10.74%
Capital Goods – 1.24%
# AAR 144A 1.75% exercise price
$29.04, expiration date 1/1/26	$260,000	253,825
L-3 Communications Holdings
3.00% exercise price $95.46,
expiration date 8/1/35	301,000	294,228
# Owens-Brockway Glass
Container 144A 3.00%
exercise price $47.47,
expiration date 5/28/15	417,000	396,671
		944,724
Communications – 1.36%
# Alaska Communications Systems
Group 144A 6.25%
exercise price $10.28,
expiration date 4/27/18	189,000	132,300
# Clearwire Communications 144A
8.25% exercise price $7.08,
expiration date 11/30/40	218,000	129,710
* Leap Wireless International 4.50%
exercise price $93.21,
expiration date 7/15/14	282,000	267,548
Rovi 2.625%
exercise price $47.36,
expiration date 2/15/40	133,000	130,839
SBA Communications 4.00%
exercise price $30.38,
expiration date 10/1/14	208,000	371,279
		1,031,676

		Principal
		Amount	Value
Convertible Bonds (continued)
Consumer Cyclical – 1.07%
Φ	ArvinMeritor 4.00%
	exercise price $26.73,
	expiration date 2/15/27	$190,000	$143,925
	International Game Technology
	3.25% exercise price $19.97,
	expiration date 5/1/14	162,000	174,555
	MGM Resorts International 4.25%
	exercise price $18.58,
	expiration date 4/10/15	210,000	208,163
	Pantry 3.00%
	exercise price $50.09,
	expiration date 11/15/12	290,000	291,450
			818,093
Consumer Non-Cyclical – 1.62%
*	Alere 3.00%
	exercise price $43.98,
	expiration date 5/15/16	228,000	205,200
	Dendreon 2.875%
	exercise price $51.24,
	expiration date 1/13/16	67,000	47,654
#	Illumina 144A 0.25%
	exercise price $83.55,
	expiration date 3/11/16	63,000	57,251
	LifePoint Hospitals 3.50%
	exercise price $51.79,
	expiration date 5/14/14	300,000	307,499
	Medtronic 1.625%
	exercise price $53.13,
	expiration date 4/15/13	159,000	160,193
	Mylan 3.75%
	exercise price $13.32,
	expiration date 9/10/15	91,000	159,250
	NuVasive
	2.25% exercise price $44.74,
	expiration date 3/15/13	33,000	33,536
	2.75% exercise price $42.13,
	expiration date 6/30/17	298,000	263,358
			1,233,941
Energy – 0.52%
	Helix Energy Solutions Group
	3.25% exercise price $25.02,
	expiration date 3/12/32	166,000	174,923
	Transocean 1.50%
	exercise price $158.97,
	expiration date 12/15/37	224,000	223,720
			398,643
Financials – 1.28%
#	Ares Capital 144A 5.75%
	exercise price $19.13,
	expiration date 2/1/16	189,000	191,835
#	BGC Partners 144A 4.50%
	exercise price $9.84,
	expiration date 7/13/16	122,000	115,748
	Euronet Worldwide 3.50%
	exercise price $40.48,
	expiration date 10/15/25	334,000	336,087
	PHH 4.00% exercise price $25.80,
	expiration date 9/1/14	331,000	327,276
			970,946
Industrials – 0.31%
Φ	General Cable 4.50%
	exercise price $36.75,
	expiration date 11/15/29	222,000	232,268
			232,268
Insurance – 0.08%
	MGIC Investment 5.00%
	exercise price $13.44,
	expiration date 4/27/17	96,000	61,080
			61,080
Real Estate – 0.22%
#	Lexington Realty Trust 144A
	6.00% exercise price $7.01,
	expiration date 1/11/30	129,000	167,861
			167,861
Services – 0.59%
	Live Nation Entertainment 2.875%
	exercise price $27.14,
	expiration date 7/14/27	466,000	448,525
			448,525
Technology – 2.45%
	Advanced Micro Devices
	5.75% exercise price $20.13,
	expiration date 8/15/12	82,000	82,820
	6.00% exercise price $28.08,
	expiration date 4/30/15	217,000	219,441
	#144A 6.00% exercise price
	$28.08, expiration date 4/30/15	83,000	83,934
*	Alcatel-Lucent USA 2.875%
	exercise price $15.35,
	expiration date 6/15/25	272,000	268,940
#	Ciena 144A 3.75%
	exercise price $20.17,
	expiration date 10/15/18	196,000	199,675
Φ	Hologic 2.00%
	exercise price $31.17,
	expiration date 2/27/42	54,000	49,140
	Intel 3.25% exercise price $22.45,
	expiration date 8/1/39	119,000	156,783
	Linear Technology 3.00%
	exercise price $42.72,
	expiration date 5/1/27	312,000	320,579
	SanDisk 1.50%
	exercise price $52.37,
	expiration date 8/11/17	186,000	186,000
	VeriSign 3.25%
	exercise price $34.37,
	expiration date 8/15/37	235,000	298,156
			1,865,468
Total Convertible Bonds
	(cost $7,984,522)		8,173,225

(continues)       5

Statement of net assets

Delaware Investments® Dividend and Income Fund, Inc.

		Principal
		Amount	Value
Corporate Bonds – 42.57%
Automobiles – 1.75%
	American Axle & Manufacturing
	*7.75% 11/15/19	$120,000	$127,200
	7.875% 3/1/17	40,000	41,250
	ArvinMeritor
	8.125% 9/15/15	147,000	157,106
	*10.625% 3/15/18	60,000	65,250
	Chrysler Group 8.25% 6/15/21	430,000	433,225
	Ford Motor Credit 12.00% 5/15/15	147,000	186,690
#	International Automotive
	Components Group 144A
	9.125% 6/1/18	165,000	149,738
#	Jaguar Land Rover 144A
	8.125% 5/15/21	170,000	172,550
			1,333,009
Banking – 1.03%
•	Fifth Third Capital Trust IV
	6.50% 4/15/37	170,000	167,450
•#	HBOS Capital Funding 144A
	6.071% 6/29/49	375,000	236,250
•	Regions Financing Trust II
	6.625% 5/15/47	405,000	378,169
			781,869
Basic Industry – 6.47%
*	AK Steel 7.625% 5/15/20	169,000	157,170
#	APERAM 144A 7.75% 4/1/18	150,000	136,500
#	Cemex Espana Luxembourg 144A
	9.25% 5/12/20	186,000	148,800
#	Essar Steel Algoma 144A
	9.875% 6/15/15	196,000	178,360
#	FMG Resources August 2006 144A
	6.875% 2/1/18	82,000	130,275
	*6.875% 4/1/22	135,000	80,975
	*7.00% 11/1/15	119,000	119,595
	Headwaters 7.625% 4/1/19	170,000	164,050
	Hexion US Finance
	8.875% 2/1/18	25,000	25,000
	9.00% 11/15/20	100,000	87,750
	Immucor 11.125% 8/15/19	155,000	168,950
*#	INEOS Group Holdings 144A
	8.50% 2/15/16	540,000	490,049
#	Inmet Mining 144A 8.75% 6/1/20	170,000	166,600
	Interface 7.625% 12/1/18	116,000	124,990
#	International Wire Group Holdings
	144A 9.75% 4/15/15	129,000	136,095
#	JMC Steel Group 144A
	8.25% 3/15/18	170,000	172,550
#	Kinove German Bondco 144A
	9.625% 6/15/18	200,000	205,500
#	Longview Fibre Paper & Packaging
	144A 8.00% 6/1/16	170,000	169,575
#	LyondellBasell Industries 144A
	5.75% 4/15/24	200,000	206,000
	6.00% 11/15/21	90,000	96,750
#	MacDermid 144A 9.50% 4/15/17	204,000	212,670
#	Masonite International 144A
	8.25% 4/15/21	210,000	214,724
	Millar Western Forest Products
	8.50% 4/1/21	125,000	104,374
	Momentive Performance Materials
	9.00% 1/15/21	100,000	76,000
	*11.50% 12/1/16	120,000	90,600
#	Murray Energy 144A
	10.25% 10/15/15	148,000	132,460
	Norcraft 10.50% 12/15/15	106,000	100,700
	Nortek 8.50% 4/15/21	180,000	175,500
	Ply Gem Industries
	13.125% 7/15/14	87,000	86,783
=@	Port Townsend 12.431% 8/27/12	111,868	50,900
	Ryerson
	•7.841% 11/1/14	92,000	88,320
	12.00% 11/1/15	116,000	118,900
^	Ryerson Holding 29.121% 2/1/15	265,000	143,763
#	Taminco Global Chemical 144A
	9.75% 3/31/20	160,000	163,600
			4,924,828
Capital Goods – 2.33%
	Berry Plastics
	9.75% 1/15/21	219,000	228,855
	10.25% 3/1/16	110,000	113,025
#	DAE Aviation Holdings 144A
	11.25% 8/1/15	164,000	169,740
	Kratos Defense & Security
	Solutions 10.00% 6/1/17	155,000	165,075
	Manitowoc 9.50% 2/15/18	143,000	156,943
	Mueller Water Products
	7.375% 6/1/17	169,000	169,000
#	Reynolds Group Issuer 144A
	9.00% 4/15/19	284,000	274,059
	9.875% 8/15/19	270,000	269,663
#	Sealed Air 144A
	8.125% 9/15/19	40,000	43,600
	8.375% 9/15/21	55,000	60,775
	TriMas 9.75% 12/15/17	111,000	121,823
			1,772,558
Communications – 4.25%
#	Clearwire Communications 144A
	12.00% 12/1/15	297,000	259,607
#	Columbus International 144A
	11.50% 11/20/14	130,000	135,200
	Cricket Communications
	7.75% 10/15/20	172,000	158,025
#	Digicel Group 144A
	9.125% 1/15/15	100,000	99,000
	10.50% 4/15/18	221,000	227,629
	Hughes Satellite Systems
	7.625% 6/15/21	160,000	166,400

		Principal
		Amount	Value
Corporate Bonds (continued)
Communications (continued)
#	Integra Telecom Holdings 144A
	10.75% 4/15/16	$125,000	$120,313
	Intelsat Bermuda
	11.25% 2/4/17	326,000	321,109
	PIK 11.50% 2/4/17	176,092	173,451
#	Intelsat Jackson Holdings 144A
	7.25% 10/15/20	45,000	44,888
	Level 3 Communications
	11.875% 2/1/19	95,000	102,363
	Level 3 Financing 10.00% 2/1/18	162,000	175,365
	MetroPCS Wireless
	6.625% 11/15/20	85,000	82,450
	NII Capital 7.625% 4/1/21	85,000	72,038
	PAETEC Holding 9.875% 12/1/18	106,000	116,865
	Satmex Escrow
	9.50% 5/15/17	85,000	89,250
	#144A 9.50% 5/15/17	10,000	10,500
	Sprint Capital 8.75% 3/15/32	99,000	83,903
	Sprint Nextel
	8.375% 8/15/17	145,000	139,925
	#144A 9.125% 3/1/17	195,000	194,024
	Telesat Canada 12.50% 11/1/17	131,000	147,048
#	Wind Acquisition Finance 144A
	7.25% 2/15/18	200,000	172,000
	11.75% 7/15/17	165,000	141,075
			3,232,428
Consumer Cyclical – 2.73%
	Burlington Coat Factory
	Warehouse 10.00% 2/15/19	185,000	191,938
	CKE Restaurants 11.375% 7/15/18	143,000	163,020
	Dave & Buster’s 11.00% 6/1/18	177,000	191,160
	DineEquity 9.50% 10/30/18	229,000	249,895
	Express 8.75% 3/1/18	92,000	99,935
#	Landry’s 144A 9.375% 5/1/20	180,000	181,350
#	Levi Strauss 144A 6.875% 5/1/22	25,000	24,938
	Michaels Stores
	11.375% 11/1/16	55,000	58,713
	13.00% 11/1/16	62,000	66,185
	OSI Restaurant Partners
	10.00% 6/15/15	85,000	87,550
*	Quiksilver 6.875% 4/15/15	185,000	183,150
#	Rite Aid 144A 9.25% 3/15/20	255,000	245,438
*	Sealy Mattress 8.25% 6/15/14	175,000	169,750
	Tops Holding 10.125% 10/15/15	156,000	166,920
			2,079,942
Consumer Non-Cyclical – 1.04%
*	Dean Foods 7.00% 6/1/16	124,000	129,735
	Del Monte 7.625% 2/15/19	169,000	164,775
#	JBS USA 144A 8.25% 2/1/20	165,000	157,988
	NBTY 9.00% 10/1/18	207,000	225,112
#	Spectrum Brands 144A
	6.75% 3/15/20	30,000	30,488
	Visant 10.00% 10/1/17	92,000	87,400
			795,498
Energy – 5.33%
	American Petroleum Tankers Parent
	10.25% 5/1/15	134,000	140,030
	Antero Resources Finance
	9.375% 12/1/17	151,000	163,835
	Calumet Specialty Products Partners
	9.375% 5/1/19	260,000	267,149
	Chaparral Energy 8.25% 9/1/21	190,000	202,350
*	Chesapeake Energy
	6.125% 2/15/21	30,000	28,350
	6.625% 8/15/20	55,000	51,975
	Cimarex Energy 5.875% 5/1/22	15,000	15,413
	Comstock Resources 7.75% 4/1/19	95,000	87,875
	Copano Energy
	7.125% 4/1/21	55,000	56,925
	7.75% 6/1/18	96,000	100,560
	Crosstex Energy
	#144A 7.125% 6/1/22	80,000	79,600
	8.875% 2/15/18	119,000	125,545
#	Everest Acquisition 144A
	6.875% 5/1/19	80,000	82,100
#	Hercules Offshore 144A
	7.125% 4/1/17	30,000	28,988
	10.50% 10/15/17	218,000	219,090
#	Hilcorp Energy I 144A
	8.00% 2/15/20	152,000	162,640
	Holly 9.875% 6/15/17	112,000	124,320
#	Holly Energy Partners 144A
	6.50% 3/1/20	50,000	49,875
#	Kodiak Oil & Gas 144A
	8.125% 12/1/19	245,000	252,656
	Laredo Petroleum
	#144A 7.375% 5/1/22	45,000	46,125
	9.50% 2/15/19	178,000	198,470
	Linn Energy
	#144A 6.50% 5/15/19	20,000	19,500
	8.625% 4/15/20	147,000	156,555
#	NFR Energy 144A 9.75% 2/15/17	204,000	170,340
	Oasis Petroleum 7.25% 2/1/19	130,000	134,550
	Offshore Group Investments
	11.50% 8/1/15	136,000	145,520
	#144A 11.50% 8/1/15	25,000	26,750
	Petroleum Development
	12.00% 2/15/18	102,000	110,160
	Pioneer Drilling
	9.875% 3/15/18	154,000	162,470
	#144A 9.875% 3/15/18	50,000	52,750
*	Quicksilver Resources
	9.125% 8/15/19	95,000	88,350
	Range Resources 5.00% 8/15/22	170,000	163,413

(continues)       7

Statement of net assets

Delaware Investments® Dividend and Income Fund, Inc.

		Principal
		Amount	Value
Corporate Bonds (continued)
Energy (continued)
#	Samson Investment 144A
	9.75% 2/15/20	$165,000	$164,381
	SandRidge Energy
	7.50% 3/15/21	70,000	68,250
	#144A 8.125% 10/15/22	80,000	78,900
	8.75% 1/15/20	29,000	29,870
			4,055,630
Financials – 1.44%
	E Trade Financial PIK
	12.50% 11/30/17	147,000	169,418
•#	ILFC E-Capital Trust I 144A
	5.03% 12/21/65	100,000	67,880
•#	ILFC E-Capital Trust II 144A
	6.25% 12/21/65	325,000	235,625
	International Lease Finance Corp
	5.875% 4/1/19	185,000	181,974
	#Neuberger Berman Group 144A
	5.625% 3/15/20	35,000	35,875
	5.875% 3/15/22	65,000	66,300
	Nuveen Investments
	10.50% 11/15/15	332,000	336,979
			1,094,051
Healthcare – 2.00%
	Alere 9.00% 5/15/16	145,000	145,725
#	AMGH Merger Sub 144A
	9.25% 11/1/18	160,000	162,800
	Community Health Systems
	8.00% 11/15/19	145,000	148,806
	8.875% 7/15/15	47,000	48,263
	HealthSouth 7.75% 9/15/22	35,000	36,925
#	Kinetic Concepts 144A
	10.50% 11/1/18	145,000	147,175
	12.50% 11/1/19	120,000	108,000
	LVB Acquisition 11.625% 10/15/17	158,000	168,270
#	Multiplan 144A 9.875% 9/1/18	243,000	258,795
	Radnet Management
	10.375% 4/1/18	138,000	137,310
#	STHI Holding 144A 8.00% 3/15/18	150,000	158,250
			1,520,319
Insurance – 1.39%
•	American International Group
	8.175% 5/15/58	245,000	255,719
•	ING Groep 5.775% 12/29/49	405,000	340,200
•#	Liberty Mutual Group 144A
	7.00% 3/15/37	265,000	237,175
•	XL Group 6.50% 12/31/49	290,000	224,750
			1,057,844
Media – 3.79%
	Affinion Group 7.875% 12/15/18	202,000	171,700
#	AMC Networks 144A
	7.75% 7/15/21	170,000	189,550
	Cablevision Systems
	8.00% 4/15/20	151,000	158,173
	CCO Holdings
	7.00% 1/15/19	14,000	14,805
	8.125% 4/30/20	205,000	226,525
	Clear Channel Communications
	9.00% 3/1/21	369,000	319,184
#	Clear Channel Worldwide Holdings
	144A 7.625% 3/15/20	140,000	134,175
	DISH DBS
	#144A 5.875% 7/15/22	45,000	44,100
	7.875% 9/1/19	110,000	122,925
	Entravision Communications
	8.75% 8/1/17	91,000	95,550
	MDC Partners 11.00% 11/1/16	216,000	234,360
#	Nara Cable Funding 144A
	8.875% 12/1/18	200,000	176,000
	Nexstar Broadcasting
	8.875% 4/15/17	139,000	145,950
#	Ono Finance II 144A
	10.875% 7/15/19	234,000	188,370
#	Univision Communications 144A
	8.50% 5/15/21	295,000	286,150
#	UPC Holding 144A
	9.875% 4/15/18	189,000	205,065
	Virgin Media Finance
	8.375% 10/15/19	92,000	101,200
#	Wolverine Healthcare Analytics
	144A 10.625% 6/1/20	70,000	70,569
			2,884,351
Services – 4.70%
#	Caesars Entertainment Operating
	144A 8.50% 2/15/20	70,000	69,913
	Cardtronics 8.25% 9/1/18	72,000	79,560
#	Carlson Wagonlit 144A
	6.875% 6/15/19	200,000	199,999
	Casella Waste Systems
	7.75% 2/15/19	173,000	170,405
	11.00% 7/15/14	83,000	87,773
#	Chester Downs & Marina 144A
	9.25% 2/1/20	85,000	87,763
#	Delta Air Lines 144A
	12.25% 3/15/15	129,000	139,965
#	Equinox Holdings 144A
	9.50% 2/1/16	143,000	153,010
	Kansas City Southern de Mexico
	6.125% 6/15/21	140,000	152,250
	8.00% 2/1/18	32,000	35,840
	M/I Homes 8.625% 11/15/18	246,000	250,304
#	Meritage Homes 144A
	7.00% 4/1/22	35,000	35,613
	MGM Resorts International
	7.75% 3/15/22	105,000	105,000
	11.375% 3/1/18	363,000	420,172
#	Monitronics International 144A
	9.125% 4/1/20	80,000	78,000

		Principal
		Amount	Value
Corporate Bonds (continued)
Services (continued)
	NCL 9.50% 11/15/18	$30,000	$32,850
	PHH 9.25% 3/1/16	145,000	151,525
	Pinnacle Entertainment
	7.75% 4/1/22	70,000	74,025
	8.75% 5/15/20	100,000	109,250
	#Seven Seas Cruises 144A
	9.125% 5/15/19	175,000	181,124
	Standard Pacific 10.75% 9/15/16	69,000	80,903
*	Swift Services Holdings
	10.00% 11/15/18	60,000	64,800
#	Taylor Morrison Communities
	144A 7.75% 4/15/20	160,000	165,200
#	United Air Lines 144A
	12.00% 11/1/13	203,000	214,418
	UR Merger Sub
	#144A 5.75% 7/15/18	30,000	30,600
	#144A 7.625% 4/15/22	50,000	51,250
	9.25% 12/15/19	155,000	171,663
	10.25% 11/15/19	13,000	14,528
	West 7.875% 1/15/19	165,000	166,238
			3,573,941
Technology – 3.33%
	Advanced Micro Devices
	7.75% 8/1/20	245,000	263,988
	Aspect Software 10.625% 5/15/17	143,000	150,865
	Avaya
	*9.75% 11/1/15	25,000	20,750
	PIK 10.125% 11/1/15	210,000	174,300
	CDW 12.535% 10/12/17	240,000	258,000
*	First Data 11.25% 3/31/16	456,000	399,000
#	First Data 144A 7.375% 6/15/19	30,000	30,150
	GXS Worldwide 9.75% 6/15/15	173,000	168,675
	iGate 9.00% 5/1/16	160,000	170,400
#	Kemet 144A 10.50% 5/1/18	205,000	214,225
#	Lawson Software 144A
	9.375% 4/1/19	250,000	258,750
	MagnaChip Semiconductor
	10.50% 4/15/18	156,000	174,720
	Seagate HDD Cayman
	7.75% 12/15/18	84,000	90,930
#	Viasystems 144A 7.875% 5/1/19	165,000	161,700
			2,536,453
Utilities – 0.99%
	AES
	#144A 7.375% 7/1/21	80,000	86,800
	8.00% 6/1/20	50,000	56,500
#	Calpine 144A
	7.50% 2/15/21	100,000	105,000
	7.875% 1/15/23	65,000	69,063
	Elwood Energy 8.159% 7/5/26	121,563	124,298
	GenOn Energy 9.875% 10/15/20	120,000	111,600
	Mirant Americas 8.50% 10/1/21	100,000	86,000
•	Puget Sound Energy
	6.974% 6/1/67	110,000	111,059
			750,320
Total Corporate Bonds
	(cost $32,043,884)		32,393,041

«Senior Secured Loans – 1.38%
	Brock Holdings III 10.00% 2/15/18	55,000	52,525
	Consolidated Container
	5.75% 9/28/14	180,000	179,100
	Dynegy Power Tranche 1st Lien
	9.25% 7/11/16	79,600	82,453
	Hologic 7.50% 4/29/19	170,000	170,000
@	PF Changs China Bistro
	5.00% 5/15/13	205,000	205,000
	PQ 6.74% 7/30/15	170,000	160,304
	Zayo Group
	7.00% 10/30/19	120,000	120,000
	8.25% 4/30/20	80,000	80,000
Total Senior Secured Loans
	(cost $1,024,928)		1,049,382

		Number of
		Shares
Limited Partnership – 0.26%
	Brookfield Infrastructure Partners	6,400	200,320
Total Limited Partnership
	(cost $121,629)		200,320

Preferred Stock – 0.47%
#	Ally Financial 144A 7.00%	200	171,500
•	GMAC Capital Trust I 8.125%	8,000	183,360
=†	PT Holdings	70	0
Total Preferred Stock
	(cost $385,666)		354,860

Warrants – 0.00%
=†	Nieuwe Steen Investments	300	0
=∏@†	Port Townsend	70	1
Total Warrants (cost $1,680)			1

		Principal
		Amount
Short-Term Investments – 9.26%
≠Discount Notes – 2.34%
	Federal Home Loan Bank
	0.09% 6/6/12	$1,219,535	1,219,550
	0.115% 6/29/12	557,573	557,618
			1,777,168

(continues)       9

Statement of net assets

Delaware Investments® Dividend and Income Fund, Inc.

	Principal
	Amount	Value
Short-Term Investments (continued)
Repurchase Agreements – 6.92%
Bank of America 0.18%, dated
5/31/12, to be repurchased
on 6/1/12, repurchase price
$1,194,378 (collateralized
by U.S. government
obligations 3.50% 2/15/18;
market value $1,218,259)	$1,194,372	$1,194,372
BNP Paribas 0.19%, dated
5/31/12, to be repurchased
on 6/1/12, repurchase price
$4,069,649 (collateralized
by U.S. government
obligations 1.50%-2.00%
3/31/19-2/15/22; market
value $4,151,021)	4,069,628	4,069,628
		5,264,000
Total Short-Term Investments
(cost $7,041,108)		7,041,168

Total Value of Securities Before
Securities Lending Collateral – 137.12%
(cost $97,819,544)		104,329,354

	Number of
	Shares
**Securities Lending Collateral – 5.08%
Investment Companies
BNY Mellon SL DBT II
Liquidating Fund	3,788,707	3,788,707
Delaware Investments
Collateral Fund No. 1	76,551	74,308
@†Mellon GSL Reinvestment Trust II	154,977	0
Total Securities Lending Collateral
(cost $4,020,235)		3,863,015

Total Value of Securities – 142.20%
(cost $101,839,779)		108,192,369 ©
**Obligation to Return Securities
Lending Collateral – (5.28%)		(4,020,235)
Borrowing Under Line of Credit – (37.10%)		(28,225,000)
Receivables and Other Assets
Net of Other Liabilities – 0.18%		139,499 «
Net Assets Applicable to 9,439,043
Shares Outstanding; Equivalent to
$8.06 Per Share – 100.00%		$76,086,633

Components of Net Assets at May 31, 2012:
Common stock, $0.01 par value,
500,000,000 shares authorized to the Fund		$91,534,748
Distributions in excess of net investment income		(316,561)
Accumulated net realized loss on investments		(21,485,900)
Net unrealized appreciation of investments		6,354,346
Total net assets		$76,086,633

†	Non income producing security.
*	Fully or partially on loan.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At May 31, 2012, the aggregate value of fair valued securities was $50,905, which represented 0.01% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”
∏	Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At May 31, 2012, the aggregate value of the restricted securities was $5, which represented 0.00% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2012, the aggregate value of Rule 144A securities was $15,020,293, which represented 19.74% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
Φ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at May 31, 2012.
•	Variable rate security. The rate shown is the rate as of May 31, 2012. Interest rates reset periodically.
@	Illiquid security. At May 31, 2012, the aggregate value of illiquid securities was $255,902, which represented 0.34% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
^	Zero coupon security. The rate shown is the yield at the time of purchase.
«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at May 31, 2012.
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 9 in “Notes to financial statements” for additional information on securities lending collateral.
©	Includes $3,870,142 of securities loaned.
«	Includes foreign currency valued at $24,779 with a cost of $25,883.

Summary of Abbreviations:
ADR – American Depositary Receipt
PIK – Pay-in-kind
REIT – Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

Statement of operations

Delaware Investments® Dividend and Income Fund, Inc.
Six Months Ended May 31, 2012 (Unaudited)

Investment Income:
Dividends	$920,607
Interest	1,734,005
Securities lending income	24,303
Foreign tax withheld	(800)	$2,678,115

Expenses:
Management fees	276,513
Reports to shareholders	45,107
Dividend disbursing and transfer agent fees and expenses	38,257
Legal fees	19,961
Accounting and administration expenses	19,672
NYSE fees	11,875
Leverage expenses	8,561
Audit and tax	7,237
Dues and services	4,563
Pricing fees	3,145
Custodian fees	2,370
Director’s fees	1,891
Insurance fees	1,097
Registration fees	521
Consulting fees	299
Director’s expenses	109
Total operating expenses (before interest expense)		441,178
Interest expense		167,405
Total operating expenses (after interest expense)		608,583
Net Investment Income		2,069,532

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments		(565,271)
Foreign currencies		(4,238)
Foreign currency exchange contracts		3,463
Net realized loss		(566,046)
Net change in unrealized appreciation (depreciation) on:
Investments		5,453,945
Foreign currencies		(821)
Net change in unrealized appreciation (depreciation)		5,453,124
Net Realized and Unrealized Gain		4,887,078

Net Increase in Net Assets Resulting from Operations		$6,956,610

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Investments® Dividend and Income Fund, Inc.

	Six Months	Year
	Ended	Ended
	5/31/12	11/30/11
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,069,532	$4,080,821
Net realized gain (loss)	(566,046)	3,689,026
Net change in unrealized appreciation (depreciation)	5,453,124	(1,340,067)
Net increase in net assets resulting from operations	6,956,610	6,429,780

Dividends and Distributions to Shareholders from:[1]
Net investment income	(3,256,470)	(6,512,940)
	(3,256,470)	(6,512,940)

Net Increase (Decrease) in Net Assets	3,700,140	(83,160)

Net Assets:
Beginning of period	72,386,493	72,469,653
End of period (including distributions in excess of
net investment income of $316,561 and $316,561, respectively)	$76,086,633	$72,386,493

1See Note 4 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

Statement of cash flows

Delaware Investments® Dividend and Income Fund, Inc.
Six Months Ended May 31, 2012 (Unaudited)

Net Cash Provided by Operating Activities:
Net increase in net assets resulting from operations	$6,956,610

Adjustments to reconcile net decrease in net assets from
operations to cash provided by operating activities:
Amortization of premium and discount on investments purchased	(83,899)
Purchase of investment securities	(16,954,214)
Proceeds from disposition of investment securities	16,631,166
Proceeds from disposition of short-term investment securities, net	(6,974,702)
Net realized loss from investment transactions	723,194
Net change in net unrealized appreciation (depreciation)	(5,453,124)
Decrease in receivable for investments sold	359,225
Decrease in interest and dividends receivable and other assets	15,118
Increase in line of credit payable	8,000,000
Increase in payable for investments purchased	515,953
Increase in interest payable	567
Increase in accrued expenses and other liabilities	56,106
Total adjustments	(3,164,610)
Net cash provided by operating activities	3,792,000

Cash Flows Used for Financing Activities:
Cash dividends and distributions paid	(3,256,470)
Net cash used for financing activities	(3,256,470)
Effect of exchange rates on cash	(822)
Net increase in cash	534,708
Cash at beginning of year	(511,412)
Cash at end of year	$23,296

Cash paid for interest expense for leverage	$166,838

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Investments® Dividend and Income Fund, Inc.

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	5/31/12[1]	11/30/11	11/30/10	11/30/09	11/30/08	11/30/07
	(Unaudited)
Net asset value, beginning of period	$7.670	$7.680	$7.040	$5.220	$11.850	$14.200

Income (loss) from investment operations:
Net investment income[2]	0.219	0.432	0.423	0.413	0.490	0.408
Net realized and unrealized gain (loss)	0.516	0.248	0.907	2.120	(6.160)	(0.640)
Total from investment operations	0.735	0.680	1.330	2.533	(5.670)	(0.232)

Less dividends and distributions from:
Net investment income	(0.345)	(0.690)	(0.690)	(0.410)	(0.558)	(0.553)
Net realized gain	—	—	—	—	—	(0.912)
Return of capital	—	—	—	(0.303)	(0.402)	(0.653)
Total dividends and distributions	(0.345)	(0.690)	(0.690)	(0.713)	(0.960)	(2.118)

Net asset value, end of period	$8.060	$7.670	$7.680	$7.040	$5.220	$11.850

Market value, end of period	$7.620	$6.890	$7.560	$6.600	$4.020	$10.660

Total return based on:[3]
Net asset value	9.82%	9.30%	19.61%	53.26%	(50.35% )	(0.94% )
Market value	15.58%	(0.26% )	25.59%	86.93%	(57.51% )	(5.99% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$76,087	$72,386	$72,470	$66,421	$51,831	$123,928
Ratio of expenses to average net assets	1.57%	1.51%	1.65%	1.83%	2.39%	2.71%
Ratio of expenses to adjusted average net assets
(before interest expense)[4]	0.88%	0.91%	0.95%	1.05%	0.88%	0.84%
Ratio of interest expense to adjusted average net assets[4]	0.33%	0.28%	0.33%	0.30%	0.80%	1.25%
Ratio of net investment income to average net assets	5.34%	5.35%	5.75%	7.06%	5.12%	2.92%
Ratio of net investment income to adjusted average net assets[4]	4.12%	4.23%	4.45%	5.21%	3.59%	2.27%
Portfolio turnover	17%	45%	62%	65%	64%	49%

Leverage Analysis:
Debt outstanding at end of period at par (000 omitted)	$28,225	$20,225	$20,225	$20,225	$20,225	$44,000
Asset coverage per $1,000 of debt outstanding at end of period	$3,696	$4,579	$4,583	$4,284	$3,563	$3,820

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.
4 Adjusted average net assets excludes debt outstanding.

See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements

Delaware Investments® Dividend and Income Fund, Inc.
May 31, 2012 (Unaudited)

Delaware Investments Dividend and Income Fund, Inc. (Fund) is organized as a Maryland corporation and is a diversified closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund’s shares trade on the New York Stock Exchange (NYSE) under the symbol DDF.

The investment objective of the Fund is to seek high current income. Capital appreciation is a secondary objective.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Short-term debt securities are valued using the evaluated mean. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Directors (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (November 30, 2008–November 30, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on May 31, 2012.

(continues)       15

Notes to financial statements

Delaware Investments® Dividend and Income Fund, Inc.

1. Significant Accounting Policies (continued)

Distributions — The Fund has implemented a managed distribution policy. Under the policy, the Fund is managed with a goal of generating as much of the distribution as possible from net investment income and short-term capital gains. The balance of the distribution will then come from long-term capital gains to the extent permitted, and if necessary, a return of capital. Even though the Fund may realize current year capital gains, such gains may be offset, in whole or in part, by the Fund’s capital loss carryovers from prior years. For federal income tax purposes, the effect of such capital loss carryovers may be to convert (to the extent of such current year gains) what would otherwise be returns of capital into distributions taxable as ordinary income. This tax effect can occur during times of extended market volatility. Under the Regulated Investment Company Modernization Act of 2010, this tax effect attributable to the Fund’s capital loss carryovers (the conversion of returns of capital into distributions taxable as ordinary income) will no longer apply to net capital losses of the Fund arising in Fund tax years beginning after November 30, 2011. The actual determination of the source of the Fund’s distributions can be made only at year end.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally isolates that portion of realized gains and losses on investments in debt securities, which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities using the effective interest method. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended May 31, 2012. Delaware Management Company (DMC), a series of Delaware Management Business Trust, and its affiliates have previously acted and may in the future act as an investment advisor to mutual funds or separate accounts affiliated with the administrator of the commission recapture program described above. In addition, affiliates of the administrator act as consultants in helping institutional clients choose investment advisors and may also participate in other types of business and provide other services in the investment management industry.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended May 31, 2012.

The Fund may receive earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. There were no earnings credits for the six months ended May 31, 2012.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays DMC and the investment manager, an annual fee of 0.55%, of the adjusted average weekly net assets of the Fund. For purposes of the calculation of investment management fees, adjusted average weekly net assets excludes the line of credit liability.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; and 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended May 31, 2012, the Fund was charged $2,469 for these services.

At May 31, 2012, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$49,395
Fees and expenses payable to DSC	440
Other expenses payable to DMC and affiliates*	2,027

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, stock exchange fees, custodian fees and Directors’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended May 31, 2012, the Fund was charged $8,893 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Directors’ fees include expenses accrued by the Fund for each Director’s retainer and meeting fees. Certain officers of DMC and DSC are officers and/or directors of the Fund. These officers and directors are paid no compensation by the Fund.

3. Investments

For the six months ended May 31, 2012, the Fund made purchases of $16,954,214 and sales of $16,631,166 of investment securities other than short-term investments.

At May 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2012, the cost of investments was $102,415,139. At May 31, 2012, net unrealized appreciation was $5,777,230, of which $11,435,198 related to unrealized appreciation of investments and $5,657,968 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.

(continues)       17

Notes to financial statements

Delaware Investments® Dividend and Income Fund, Inc.

3. Investments (continued)

Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2	–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock	$53,096,885	$—	$4	$53,096,889
Corporate Debt	824,071	42,186,145	625,900	43,636,116
Short-Term Investments	—	7,041,168	—	7,041,168
Securities Lending Collateral	—	3,863,015	—	3,863,015
Other	383,680	171,500	1	555,181
Total	$54,304,636	$53,261,828	$625,905	$108,192,369

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets.

During the six months ended May 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the year. International Fair Value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded in accordance with the Fair Valuation Procedures described in Note 1, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, and ii) for Level 3 fair value measurements: (a) quantitative information about significant unobservable inputs used, (b) a description of the valuation processes used by the reporting entity and (c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. Management is currently evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended May 31, 2012 and the year ended November 30, 2011 was as follows:

	Six Months
	Ended	Year Ended
	5/31/12*	11/30/11
Ordinary income	$3,256,470	$6,512,940

*Tax information for the period ended May 31, 2012 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2012, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$91,534,748
Realized losses 11/30/11–5/31/12	(581,934)
Capital loss carryforwards as of 11/30/11	(20,645,167)
Unrealized appreciation	5,778,986
Net assets	$76,086,633

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, contingent payment debt instruments, tax treatment of partnership income and market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions and tax treatment of dividends and distributions. Results of operations and net assets were not affected by these reclassifications. The Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Distributions in excess of net investment income	$1,186,938
Accumulated net realized loss	52,702
Paid-in capital	(1,239,640)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at November 30, 2011, if not utilized in future years, will expire as follows: $9,429,531 expires in 2016 and $11,215,636 expires in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However,

(continues)      19

Notes to financial statements

Delaware Investments® Dividend and Income Fund, Inc.

5. Components of Net Assets on a Tax Basis (continued)

any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

6. Capital Stock

Shares obtained under the Fund’s dividend reinvestment plan are purchased by the Fund’s transfer agent, Computershare Shareowner Services LLC, in the open market. There were no shares issued under the Fund’s dividend reinvestment plan for the six months ended May 31, 2012 and the year ended November 30, 2011.

The Fund did not repurchase shares under the Share Repurchase Program during the six months ended May 31, 2012 and the year ended November 30, 2011.

7. Line of Credit

For the six months ended May 31, 2012, the Fund borrowed money pursuant to a $30,000,000 Credit Agreement with The Bank of New York Mellon (BNY Mellon) that expires on November 12, 2012. Depending on market conditions, the amount borrowed by the Fund pursuant to the Credit Agreement may be reduced or possibly increased in the future.

At May 31, 2012, the par value of loans outstanding was $28,225,000 at a variable interest rate of 1.41%. During the six months ended May 31, 2012, the average daily balance of loans outstanding was $23,110,246 at a weighted average interest rate of approximately 0.72%. Interest on borrowing is based on a variable short-term rate plus an applicable margin. The commitment fee is computed at a rate of 0.25% per annum on the unused balance. The loan is collateralized by the Fund’s portfolio.

8. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at May 31, 2012.

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the period ended May 31, 2012. The average balance of derviatives held is generally similar to the volume of derivative activity for the period ended May 31, 2012.

	Asset	Liability
	Derivative	Derivative
	Volume	Volume
Foreign currency exchange contracts (average cost)	$5,010	$5,055

9. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

(continues)       21

Notes to financial statements

Delaware Investments® Dividend and Income Fund, Inc.

9. Securities Lending (continued)

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up this shortfall.

At May 31, 2012, the value of securities on loan was $3,870,142, for which cash collateral was received and invested in accordance with the Lending Agreement. At May 31, 2012, the value of invested collateral was $3,863,015. These investments are presented on the statement of net assets under the caption “Securities Lending Collateral.”

10. Credit and Market Risks

The Fund borrows through its line of credit for purposes of leveraging. Leveraging may result in higher degrees of volatility because the Fund’s net asset value could be subject to fluctuations in short-term interest rates and changes in market value of portfolio securities attributable to the leverage.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s and Ba or lower by Moody’s Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in REITs and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended May 31, 2012. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the 10% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statement of net assets.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

12. Subsequent Events

Management has determined no material events or transactions occurred subsequent to May 31, 2012 that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information
(Unaudited)

Delaware Investments® Dividend and Income Fund, Inc.

Fund management

Babak “Bob” Zenouzi
Senior Vice President, Chief Investment Officer — Real Estate Securities and Income Solutions (RESIS)

Bob Zenouzi is the lead manager for the real estate securities and income solutions (RESIS) group at Delaware Investments, which includes the team, its process, and its institutional and retail products, which he created during his prior time with the firm. He also focuses on opportunities in Japan, Singapore, and Malaysia for the firm’s global REIT product. Additionally, he serves as lead portfolio manager for the firm’s Dividend Income products, which he helped to create in the 1990s. He is also a member of the firm’s asset allocation committee, which is responsible for building and managing multi-asset class portfolios. He rejoined Delaware Investments in May 2006 as senior portfolio manager and head of real estate securities. In his first term with the firm, he spent seven years as an analyst and portfolio manager, leaving in 1999 to work at Chartwell Investment Partners, where from 1999 to 2006 he was a partner and senior portfolio manager on Chartwell’s Small-Cap Value portfolio. He began his career with The Boston Company, where he held several positions in accounting and financial analysis. Zenouzi earned a master’s degree in finance from Boston College and a bachelor’s degree from Babson College. He is a member of the National Association of Real Estate Investment Trusts and the Urban Land Institute.

Damon J. Andres, CFA
Vice President, Senior Portfolio Manager

Damon J. Andres, who joined Delaware Investments in 1994 as an analyst, currently serves as a portfolio manager for the firm’s real estate securities and income solutions (RESIS) group. He also serves as a portfolio manager for the firm’s Dividend Income products. From 1991 to 1994, he performed investment-consulting services as a consulting associate with Cambridge Associates. Andres earned a bachelor’s degree in business administration with an emphasis in finance and accounting from the University of Richmond.

Wayne A. Anglace, CFA
Vice President, Senior Portfolio Manager

Wayne A. Anglace currently serves as a senior portfolio manager for the firm’s convertible bond strategies. Prior to joining the firm in March 2007 as a research analyst and trader, he spent more than two years as a research analyst at Gartmore Global Investments for its convertible bond strategy. From 2000 to 2004, Anglace worked in private client research at Deutsche Bank Alex. Brown in Baltimore where he focused on equity research, and he started his financial services career with Ashbridge Investment Management in 1999. Prior to moving to the financial industry, Anglace worked as a professional civil engineer. He earned his bachelor’s degree in civil engineering from Villanova University and an MBA with a concentration in finance from Saint Joseph’s University, and he is a member of the CFA Society of Philadelphia.

Kristen E. Bartholdson
Vice President, Senior Portfolio Manager

Kristen E. Bartholdson is a senior portfolio manager for the firm’s Large-Cap Value team. Prior to joining the firm in 2006 as an associate portfolio manager, she worked at Susquehanna International Group from 2004 to 2006, where she was an equity research salesperson. From 2000 to 2004 she worked in equity research at Credit Suisse, most recently as an associate analyst in investment strategy. Bartholdson earned her bachelor’s degree in economics from Princeton University.

(continues)       23

Other Fund information
(Unaudited)

Delaware Investments® Dividend and Income Fund, Inc.

Fund management (continued)

Thomas H. Chow, CFA
Senior Vice President, Senior Portfolio Manager

Thomas H. Chow is a member of the firm’s taxable fixed income portfolio management team, with primary responsibility for portfolio construction and strategic asset allocation in investment grade credit exposures. He is the lead portfolio manager for Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund, as well as several institutional mandates. His experience includes significant exposure to asset liability management strategies and credit risk opportunities. Prior to joining Delaware Investments in 2001 as a portfolio manager working on the Lincoln General Account, he was a trader of high grade and high yield securities, and was involved in the portfolio management of collateralized bond obligations (CBOs) and insurance portfolios at SunAmerica/AIG from 1997 to 2001. Before that, he was an analyst, trader, and portfolio manager at Conseco Capital Management from 1989 to 1997. Chow received a bachelor’s degree in business analysis from Indiana University, and he is a Fellow of Life Management Institute.

Roger A. Early, CPA, CFA, CFP
Senior Vice President, Co-Chief Investment Officer — Total Return Fixed Income Strategy

Roger A. Early rejoined Delaware Investments in March 2007 as a member of the firm’s taxable fixed income portfolio management team, with primary responsibility for portfolio construction and strategic asset allocation. During his previous time at the firm, from 1994 to 2001, he was a senior portfolio manager in the same area, and he left Delaware Investments as head of its U.S. investment grade fixed income group. In recent years, Early was a senior portfolio manager at Chartwell Investment Partners and Rittenhouse Financial and served as the chief investment officer for fixed income at Turner Investments. Prior to joining Delaware Investments in 1994, he worked for more than 10 years at Federated Investors where he managed more than $25 billion in mutual fund and institutional portfolios in the short-term and investment grade markets. He left the firm as head of institutional fixed income management. Earlier in his career, he held management positions with the Federal Reserve Bank, PNC Financial, Touche Ross, and Rockwell International. Early earned his bachelor’s degree in economics from The Wharton School of the University of Pennsylvania and an MBA with concentrations in finance and accounting from the University of Pittsburgh. He is a member of the CFA Society of Philadelphia.

Nikhil G. Lalvani, CFA
Vice President, Senior Portfolio Manager

Nikhil G. Lalvani is a senior portfolio manager for the firm’s Large-Cap Value team. At Delaware Investments, Lalvani has served as both a fundamental and quantitative analyst. Prior to joining the firm in 1997 as an account analyst, he was a research associate with Bloomberg. Lalvani holds a bachelor’s degree in finance from The Pennsylvania State University. He is a member of the CFA Institute and the CFA Society of Philadelphia.

Anthony A. Lombardi, CFA
Vice President, Senior Portfolio Manager

Anthony A. Lombardi is a senior portfolio manager for the firm’s Large-Cap Value team. Prior to joining the firm in 2004 in his current role, Lombardi was a director at Merrill Lynch Investment Managers. He joined Merrill Lynch Investment Managers’ Capital Management Group in 1998 and last served as a portfolio manager for the U.S. Active Large-Cap Value team, managing mutual funds and separate accounts for institutions and private clients. From 1990 to 1997, he worked at Dean Witter Reynolds as a sell-side equity research analyst. He began his career as an investment analyst with Crossland Savings. Lombardi graduated from Hofstra University, receiving a bachelor’s degree in finance and an MBA with a concentration in finance. He is a member of the New York Society of Security Analysts and the CFA Institute.

Kevin P. Loome, CFA
Senior Vice President, Senior Portfolio Manager, Head of High Yield Investments

Kevin P. Loome is head of the High Yield fixed income team, responsible for portfolio construction and strategic asset allocation of all high yield fixed income assets. Prior to joining Delaware Investments in August 2007 in his current position, Loome spent 11 years at T. Rowe Price, starting as an analyst and leaving the firm as a portfolio manager. He began his career with Morgan Stanley as a corporate finance analyst in the New York and London offices. Loome received his bachelor’s degree in commerce from the University of Virginia and earned an MBA from the Tuck School of Business at Dartmouth.

D. Tysen Nutt Jr.
Senior Vice President, Senior Portfolio Manager, Team Leader

D. Tysen Nutt Jr. is senior portfolio manager and team leader for the firm’s Large-Cap Value team. Before joining Delaware Investments in 2004 as senior vice president and senior portfolio manager, Nutt led the U.S. Active Large-Cap Value team within Merrill Lynch Investment Managers, where he managed mutual funds and separate accounts for institutions and private clients. He departed Merrill Lynch Investment Managers as a managing director. Prior to joining Merrill Lynch Investment Managers in 1994, Nutt was with Van Deventer & Hoch where he managed large-cap value portfolios for institutions and private clients. He began his investment career at Dean Witter Reynolds, where he eventually became vice president, investments. Nutt earned his bachelor’s degree from Dartmouth College, and he is a member of the New York Society of Security Analysts and the CFA Institute.

Robert A. Vogel Jr., CFA
Vice President, Senior Portfolio Manager

Robert A. Vogel Jr. is a senior portfolio manager for the firm’s Large-Cap Value team. Prior to joining Delaware Investments in 2004 as vice president and senior portfolio manager, he worked at Merrill Lynch Investment Managers for more than seven years, where he rose to the position of director and portfolio manager within the U.S. Active Large-Cap Value team. He began his career in 1992 as a financial consultant at Merrill Lynch. Vogel graduated from Loyola University Maryland, earning both bachelor’s and master’s degrees in finance. He also earned an MBA with a concentration in finance from The Wharton School of the University of Pennsylvania. Vogel is a member of the New York Society of Security Analysts, the CFA Institute, and the CFA Society of Philadelphia.

(continues)       25

Other Fund information
(Unaudited)

Delaware Investments® Dividend and Income Fund, Inc.

Change in independent registered public accounting firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware Investments Dividend and Income Fund, Inc. (the Fund) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Directors of the Fund, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Fund for the fiscal year ending November 30, 2010. During the fiscal years ended November 30, 2009 and 2008, E&Y’s audit reports on the financial statements of the Fund did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Fund and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Fund nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements.

Changes to the Fund’s investment policies

In May 2012, the Fund’s Board of Directors approved the following change in investment policies regarding swap counterparties:

Effective May 31, 2012, the Fund will not be permitted to enter into any swap transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by S&P or Baa3 by Moody’s or is determined to be of equivalent credit quality by the Manager.

About the organization

This semiannual report is for the information of Delaware Investments® Dividend and Income Fund, Inc. shareholders. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when sold, may be worth more or less than their original cost.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may, from time to time, purchase shares of its common stock on the open market at market prices. Your Fund’s Board of Directors approved a share repurchase program in 1994 that authorizes the Fund to purchase up to 10% of its outstanding shares on the floor of the New York Stock Exchange.

Board of Directors	Affiliated officers	Contact information

Patrick P. Coyne
Chairman, President,
and Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett†
Private Investor
Rosemont, PA

John A. Fry†
President
Drexel University
Philadelphia, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Frances A. Sevilla-Sacasa†
Chief Executive Officer
Banco Itaú Europa International
Miami, FL

Janet L. Yeomans†
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

David F. Connor
Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

Daniel V. Geatens
Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Executive Vice President, General Counsel, and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund’s website at www.delawareinvestments.com; and (iii) on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at www.delawareinvestments.com; and (ii) on the SEC’s website at www.sec.gov.

Investment manager
Delaware Management Company
a series of Delaware Management
Business Trust
Philadelphia, PA

Principal office of the Fund
2005 Market Street
Philadelphia, PA 19103-7094

Independent registered public accounting firm
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1700
2001 Market Street
Philadelphia, PA 19103-7042

Registrar and stock transfer
agent
Computershare Shareowner
Services LLC
480 Washington Blvd.
Jersey City, NJ 07310
866 437-0252

Website
www.delawareinvestments.com

Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

Your reinvestment options
Delaware Investments Dividend and Income Fund, Inc. offers an automatic dividend reinvestment program. If you would like to reinvest dividends, and shares are registered in your name, contact Computershare Shareowner Services LLC at 866 437-0252. You will be asked to put your request in writing. If you have shares registered in “street” name, contact the broker/dealer holding the shares or your financial advisor.

†Audit committee member

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Applicable to Form N-CSRs filed after fiscal years ending on or after December 31, 2005.

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: DELAWARE INVESTMENTS® DIVIDEND AND INCOME FUND, INC.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	August 1, 2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	August 1, 2012

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	August 1, 2012